Consolidated Statement of Operations Data $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Income Statement [Abstract]
Revenue	$ 21,087
Operating expenses:
Research and development	44,604
General and administrative	22,315
Total operating expenses	66,919
Loss from operations	(45,832)
Other expense, net	(25,896)
Net loss attributable to ordinary shareholders	$ (71,728)
Net loss per share attributable to ordinary shareholders—basic and diluted | $ / shares	$ (0.19)
Weighted average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted | shares	375,669,759